SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)			3 Months Ended						9 Months Ended	12 Months Ended
	Apr. 21, 2023 USD ($) shares	Jan. 24, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Operating cash			$ 304,554						$ 304,554	$ 510,893	$ 54,057
Cash equivalents			0						0	0	$ 0
Temporary equity, accretion to redemption value			233,048	$ 1,082,415	$ 813,105	$ 1,299,483	$ 353,852	$ 65,397		(3,996,857)
Unrecognized tax benefits			0						0	0
Unrecognized tax benefits accrued for interest and penalties										0
Unrecognized tax benefits accrued for penalty			30,821						30,821
Additional Paid-in Capital
Offering costs		$ 14,647,648
Accumulated Deficit
Offering costs		500,307
Temporary equity, accretion to redemption value			233,048	1,082,415	813,105	$ 1,299,483	$ 353,852	65,397		(3,996,857)
Initial Public Offering
Transaction costs		15,147,955
Underwriting fees		4,830,000
Deferred underwriting fees		9,660,000
Offering costs		657,955
Temporary equity, accretion to redemption value								26,976,223
Initial Public Offering | Additional Paid-in Capital
Temporary equity, accretion to redemption value								4,528,638
Initial Public Offering | Accumulated Deficit
Temporary equity, accretion to redemption value								$ 22,447,585
Class A Common Stock Subject to Possible Redemption
Number of shares redeemed | shares	20,151,313
Value of shares redeemed	$ (210,031,815)			(210,031,815)					(210,031,815)
Temporary equity, carrying amount	$ 3,998,687		$ 42,423,610	$ 42,190,562	$ 251,139,962				$ 42,423,610	$ 250,326,857
Class A common stock subject to possible redemption, outstanding (in shares) | shares			3,998,687						3,998,687	24,150,000	0
Class A common stock subject to possible redemption, issued (in shares) | shares			3,998,687						3,998,687	24,150,000	0
Temporary equity, accretion to redemption value		26,976,223
Additional remeasurement									$ 6,125,425	$ 3,996,857
Class A Common Stock Subject to Possible Redemption | Additional Paid-in Capital
Temporary equity, accretion to redemption value		4,528,638
Class A Common Stock Subject to Possible Redemption | Accumulated Deficit
Temporary equity, accretion to redemption value		$ 22,447,585
Class A Common Stock Subject to Possible Redemption | Initial Public Offering
Temporary equity, accretion to redemption value										(26,976,223)
Class A Common Stock Subject to Possible Redemption | Initial Public Offering | Additional Paid-in Capital
Temporary equity, accretion to redemption value										(4,528,638)
Class A Common Stock Subject to Possible Redemption | Initial Public Offering | Accumulated Deficit
Temporary equity, accretion to redemption value										$ (22,447,585)
Class B common stock
Class A common stock subject to possible redemption, outstanding (in shares) | shares	1,018,750
Converted common stock | shares	2,000,000
Stock split ratio	1